Deferred Tax, Net (Details) - Schedule of deferred tax assets - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of deferred tax assets [Abstract]
Accrued expenses	$ 70,446	$ 70,019	$ 189,050
Write-off Erdos TCH net investment in sales-type leases	6,352,124	6,155,300	6,349,604
US NOL	415,851	254,035	3,246,655
PRC NOL	2,623,801	10,849,690	10,424,558
Total deferred tax assets	9,462,222	17,329,044
Less: valuation allowance for deferred tax assets	(9,462,222)	(17,329,044)	$ (24,854,272)
Deferred tax assets, net